Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property and equipment
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction-in-progress	Total
	(US$ in millions)
At January 1, 2019
Cost	$675	$389	$9,161	$7	$43	$251	$1,904	$159	$12,589
Accumulated depreciation	(123)	(146)	(2,696)	(6)	(36)	(129)	(1,319)	—	(4,455)
At January 1, 2019	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
Year ended December 31, 2019
Opening net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
IFRS 16 transition adjustment	—	—	6	—	—	—	—	—	6
Restated balance, beginning of period	552	243	6,471	1	7	122	585	159	8,140
Additions	—	3	7	1	35	—	89	768	903
Adjustments to project costs	—	—	—	—	—	—	1	(13)	(12)
Disposals	—	—	(1)	—	—	—	(3)	(4)	(8)
Transfers	—	5	265	—	—	—	143	(419)	(6)
Impairment	—	—	—	—	—	(65)	—	—	(65)
Depreciation	(12)	(9)	(442)	(1)	(6)	(12)	(151)	—	(633)
Exchange difference	—	1	35	—	—	—	3	3	42
Closing net book amount	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
At December 31, 2019
Cost	$675	$399	$9,377	$7	$63	$252	$2,082	$494	$13,349
Accumulated depreciation	(135)	(156)	(3,042)	(6)	(27)	(207)	(1,415)	—	(4,988)
At December 31, 2019	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
Year ended December 31, 2020
Opening net book amount	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
Additions	1	—	9	2	29	—	47	1,024	1,112
Adjustments to project costs	(2)	(7)	4	—	—	—	(2)	—	(7)
Disposals	—	(2)	(32)	—	(14)	—	(3)	(2)	(53)
Transfers	—	2	583	—	—	—	156	(743)	(2)
Depreciation	(13)	(6)	(404)	(1)	(11)	(5)	(174)	—	(614)
Exchange difference	—	1	30	—	—	—	3	1	35
Closing net book amount	$526	$231	$6,525	$2	$40	$40	$694	$774	$8,832
At December 31, 2020
Cost	$674	$372	$9,890	$7	$66	$252	$2,235	$774	$14,270
Accumulated depreciation	(148)	(141)	(3,365)	(5)	(26)	(212)	(1,541)	—	(5,438)
At December 31, 2020	$526	$231	$6,525	$2	$40	$40	$694	$774	$8,832